Borrowings - Operational borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	$ 739	$ 752
Borrowings attributable to with-profits businesses
Borrowings
Borrowings	156	194
Borrowings in respect of short-term fixed income securities programmes - commercial paper | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	500	501
Lease liabilities under IFRS 16 | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	239	251
Lease liabilities under IFRS 16 | Borrowings attributable to with-profits businesses
Borrowings
Borrowings	156	194
Discontinued US operations | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings		1,498
Discontinued US operations | Non-recourse borrowings of consolidated investment funds | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings		994
Discontinued US operations | Lease liabilities under IFRS 16 | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings		51
Discontinued US operations | Senior debt issued through Federal Home Loan Bank of Indianapolis | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings		453
Continuing and discontinued operations | Operational borrowings
Borrowings
Borrowings	$ 895	2,444
Continuing and discontinued operations | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings		$ 2,250